Offerings	Oct. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share, issuable pursuant to the Amaero Inc. Employee Incentive Plan (the "Plan")
Amount Registered | shares	1,781,803
Proposed Maximum Offering Price per Unit	7.77
Maximum Aggregate Offering Price	$ 13,844,609.31
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,204.48
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement") shall also cover any additional shares of the Registrant's common stock, par value $0.00001 per share (the "Common Stock") that become issuable under the Plan by reason of stock dividend, stock split, recapitalization or other similar transactions effected without the Registrant's receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. Represents 1,781,803 shares of Common Stock that may be issued pursuant to the exercise of outstanding options to purchase Common Stock under the Plan. Estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $7.77 per share, which is the weighted-average exercise price of all outstanding options to purchase Common Stock under the Plan as of the date of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share, issuable pursuant to the 2026 Equity Incentive Plan (the "2026 Plan")
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	4.25
Maximum Aggregate Offering Price	$ 17,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,479.00
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement on Form S-8 shall also cover any additional shares of Common Stock that become issuable under the 2026 Plan by reason of stock dividend, stock split, recapitalization or other similar transactions effected without the Registrant's receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. Represents 4,000,000 shares of Common Stock reserved for issuance under the 2026 Plan as of the date of this Registration Statement. The number of shares of Common Stock available for issuance under the 2026 Plan will be increased by any shares of Common Stock subject to options, restricted stock units, or similar awards granted under the Plan that expire or otherwise terminate without having been exercised in full, are tendered to or withheld by the Company for payment of an exercise price or for tax withholding obligations, or are forfeited to or repurchased by the Company due to failure to vest, which are currently registered under Footnote 1 above. The maximum number of shares that can be added to the 2026 Plan from the Plan is 1,781,803. Estimated in accordance with Rule 457(h) and Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $4.25 per share, which is the initial public offering price of the Common Stock as set forth in the Registrant's prospectus filed pursuant to Rule 424(b)(4), dated October 14, 2026, relating to the Registrant's initial public offering.